Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments

September 30, 2020 (Unaudited)

	Principal Amount	Value
LONG-TERM INVESTMENTS — 100.6%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 73.4%
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class C, 1 mo. USD LIBOR + 2.05%, 2.20%, 02/15/35 (a),(b),(d)	$2,715,000	$2,617,269
BAMLL Re-REMIC Trust, Series 2014-FRR9, Class F, 1 mo. USD LIBOR + 20.15%, 2.52%, 12/26/46 (a),(b),(d)	22,162,790	20,826,753
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class D, 1 mo. USD LIBOR + 2.10%, 2.25%, 09/15/35 (a),(b),(c),(d)	917,000	854,261
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class D, 5.96%, 09/11/38 (a),(b),(d)	549,575	271,523
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class D, 3.00%, 06/15/50 (a),(c)	5,741,000	4,068,505
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class D, 5.04%, 09/10/45 (a),(b),(c),(d)	4,258,000	3,586,073
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E, 4.76%, 03/10/47 (a),(b),(d)	100,000	71,643
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class E, 2.75%, 12/15/72 (a),(b),(d)	639,000	486,490
Cold Finance plc,
Series 1, Class C, 3 mo. GBP LIBOR + 1.95%, 2.02%, 08/20/29 (b),(e)	£230,423	287,869
Series 1, Class D, 3 mo. GBP LIBOR + 2.50%, 2.57%, 08/20/29 (b),(e)	759,098	943,280
Series 1, Class E, 3 mo. GBP LIBOR + 3.55%, 3.62%, 08/20/29 (b),(e)	777,053	931,873
COMM Mortgage Trust, Series 2014-CR14, Class D, 4.77%, 02/10/47 (a),(b),(d)	$635,000	548,332
COMM Mortgage Trust,
Series 2019-GC44, Class 180C, 3.51%, 08/15/57 (a),(b),(d)	216,000	175,240
Series 2019-GC44, Class 180D, 3.51%, 08/15/57 (a),(b),(d)	147,000	111,070
Commercial Mortgage Pass Through Certificates,
Series 2016-CR28, Class D, 4.04%, 02/10/49 (b),(c)	688,000	613,970
Series 2016-CR28, Class F, 3.25%, 02/10/49 (a)	13,754,000	7,688,540
Series 2016-CR28, Class G, 3.25%, 02/10/49 (a),(d)	5,951,000	2,613,764
Series 2016-CR28, Class H, 3.25%, 02/10/49 (a),(d)	9,169,000	3,533,566
Series 2016-CR28, Class J, 3.25%, 02/10/49 (a),(d)	15,121,412	3,207,760
Commercial Mortgage Trust, Series 2005-C6, Class G, 5.70%, 06/10/44 (a),(b),(d)	318,845	319,777
Commercial Mortgage Trust, Series 2006-CD3 SEQ, Class AJ, 5.69%, 10/15/48 (d)	6,896,594	3,859,387
Commercial Mortgage Trust,
Series 2013-CR8, Class E, 4.00%, 06/10/46 (a),(b),(c)	9,423,992	7,355,446
Series 2013-CR8, Class F, 4.00%, 06/10/46 (a),(b),(d)	3,009,000	1,856,527
Commercial Mortgage Trust, Series 2013-LC13, Class D, 5.46%, 08/10/46 (a),(b),(c)	2,218,000	1,803,486
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 1 mo. USD LIBOR + 3.65%, 3.81%, 08/15/31 (a),(b),(d)	16,042,712	11,555,153
Series 2014-FL5, Class KH2, 1 mo. USD LIBOR + 4.50%, 4.66%, 08/15/31 (a),(b),(d)	10,401,266	7,257,984
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(c)	4,395,000	2,548,583
Commercial Mortgage Trust,
Series 2014-UBS6, Class D, 4.09%, 12/10/47 (a),(b)	658,000	370,434
Series 2014-UBS6, Class E, 4.59%, 12/10/47 (a),(b),(c)	9,693,000	4,524,335
Commercial Mortgage Trust, Series 2015-CR22, Class E, 3.00%, 03/10/48 (a),(d)	4,797,000	3,214,406
Commercial Mortgage Trust,
Series 2015-CR23, Class D, 4.43%, 05/10/48 (b),(c)	958,000	810,171
Series 2015-CR23, Class E, 3.23%, 05/10/48 (a),(c),(d)	7,180,000	4,783,424
Series 2015-CR23, Class F, 4.43%, 05/10/48 (a),(b),(d)	1,170,000	658,680
Commercial Mortgage Trust, Series 2015-CR24, Class D, 3.46%, 08/10/48 (b),(c)	2,215,000	1,766,077
Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.94%, 08/10/48 (b),(c),(d)	6,172,000	4,576,989
Commercial Mortgage Trust, Series 2015-CR27, Class D, 3.60%, 10/10/48 (a),(b),(c)	6,540,000	5,338,270
Commercial Mortgage Trust,
Series 2015-LC21, Class D, 4.48%, 07/10/48 (b),(c)	1,259,000	1,023,707
Series 2015-LC21, Class E, 3.25%, 07/10/48 (a),(c)	9,077,000	4,525,728
Commercial Mortgage Trust, Series 2016-CD1, Class D, 2.90%, 08/10/49 (a),(b),(c)	4,463,000	3,346,582
Commercial Mortgage Trust, Series 2016-COR1, Class D, 3.53%, 10/10/49 (a),(b),(c)	8,294,000	6,605,365
Commercial Mortgage Trust, Series 2016-DC2, Class D, 4.04%, 02/10/49 (a),(b)	877,000	692,215
CoreVest American Finance Trust, Series 2017-2 SEQ, Class M, 5.62%, 12/25/27 (a),(d)	933,000	951,995
CoreVest American Finance Trust., Series 2018-1, Class D, 4.92%, 06/15/51 (a),(c)	1,409,000	1,516,216
CoreVest American Finance Trust,

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Series 2019-1, Class D, 4.82%, 03/15/52 (a),(d)	$377,000	$401,002
Series 2019-1, Class E, 5.49%, 03/15/52 (a),(d)	202,000	210,146
CoreVest American Finance Trust,
Series 2019-2, Class D, 4.22%, 06/15/52 (a),(d)	195,000	192,214
Series 2019-2, Class E, 5.39%, 06/15/52 (a),(b),(d)	234,000	226,233
CoreVest American Finance Trust,
Series 2019-3, Class D, 3.76%, 10/15/52 (a),(d)	106,000	97,032
Series 2019-3, Class E, 4.90%, 10/15/52 (a),(b),(d)	140,000	136,462
CoreVest American Finance Trust, Series 2020-1, Class E, 4.83%, 03/15/50 (a),(b),(d)	100,000	97,517
Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class AJ, 5.85%, 06/15/39 (b),(d)	37,297	16,941
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class G, 5.10%, 08/15/38 (a),(b),(d)	1,397,407	1,295,573
Credit Suisse Mortgage Trust, Series 2006-C5, Class AJ, 5.37%, 12/15/39 (d)	4,295,847	1,833,344
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class F, 3.50%, 11/15/48 (a),(b),(d)	5,842,000	3,916,737
Series 2015-C4, Class G, 3.50%, 11/15/48 (a),(b),(d)	5,786,000	3,489,127
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESD, 4.38%, 10/15/32 (a),(b)	11,771,500	11,133,674
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class D, 2.75%, 04/15/51 (a),(b),(c)	1,165,000	877,212
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class D, 2.50%, 09/15/52 (a),(d)	410,000	304,867
DBWF Mortgage Trust,
Series 2018-GLKS, Class E, 1 mo. USD LIBOR + 3.02%, 3.17%, 12/19/30 (a),(b),(d)	598,000	538,172
Series 2018-GLKS, Class F, 1 mo. USD LIBOR + 3.49%, 3.65%, 12/19/30 (a),(b),(c)	829,000	631,121
European Loan Conduit,
Series 31, Class D, 3 mo. EURIBOR + 2.30%, 2.30%, 10/26/28 (b),(c),(e),(i)	€1,534,091	1,714,781
Series 31, Class E, 3 mo. EURIBOR + 3.25%, 3.25%, 10/26/28 (b),(c),(e),(i)	6,888,519	7,644,876
FREMF Mortgage Trust, Series 2019-KF59, Class C, 1 mo. USD LIBOR + 6.00%, 6.16%, 02/25/29 (a),(b),(d)	$69,220,423	64,765,147
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class AJ, 5.67%, 11/10/45 (b),(d)	1,668,418	1,585,649
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AJ, 5.35%, 11/10/45 (b),(d)	15,868	14,156
GS Mortgage Securities Corp. II, Series 2006-CC1, Class A, 5.33%, 03/21/46 (a),(b),(d)	541,272	516,740
GS Mortgage Securities Corp. II, Series 2013-GC10, Class E, 4.55%, 02/10/46 (a),(b),(d)	1,305,000	1,011,584
GS Mortgage Securities Corp. II, Series 2015-GC30, Class D, 3.38%, 05/10/50 (c)	5,107,000	4,183,271
GS Mortgage Securities Corp. II, Series 2017-SLP, Class E, 4.74%, 10/10/32 (a),(b),(c)	3,591,000	3,344,948
GS Mortgage Securities Corp. II, Series 2018-GS10, Class E, 3.00%, 07/10/51 (a),(b),(d)	501,000	348,764
GS Mortgage Securities Trust, Series 2006-GG8, Class B, 5.66%, 11/10/39 (d)	2,297,000	227,948
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 4.90%, 11/10/45 (a),(b),(c)	10,250,422	7,704,937
GS Mortgage Securities Trust,
Series 2014-GC20, Class C, 5.13%, 04/10/47 (b),(c),(d)	1,779,000	1,576,299
Series 2014-GC20, Class D, 5.13%, 04/10/47 (a),(b),(c),(d)	3,875,000	2,299,381
GS Mortgage Securities Trust, Series 2014-GC24, Class C, 4.66%, 09/10/47 (b)	843,000	671,192
GS Mortgage Securities Trust, Series 2016-GS2, Class D, 2.75%, 05/10/49 (a),(c)	3,325,000	2,381,129
GS Mortgage Securities Trust, Series 2017-GS8, Class D, 2.70%, 11/10/50 (a),(c)	3,789,000	3,140,982
Hilton Orlando Trust, Series 2018-ORL, Class F, 1 mo. USD LIBOR + 3.65%, 3.80%, 12/15/34 (a),(b),(c)	8,321,000	6,682,752
Hilton USA Trust, Series 2016-HHV, Class F, 4.33%, 11/05/38 (a),(b),(c)	14,598,000	13,122,271
Home Partners of America Trust, Series 2017-1, Class F, 1 mo. USD LIBOR + 3.54%, 3.69%, 07/17/34 (a),(b),(d)	882,000	866,522
IMT Trust, Series 2017-APTS, Class FFX, 3.61%, 06/15/34 (a),(b),(d),(i)	192,000	181,342
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-MARG, Class E, 1 mo. USD LIBOR + 2.50%, 2.65%, 05/15/34 (a),(b),(c)	1,086,000	940,324
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9 SEQ, Class AJ, 5.41%, 05/15/47 (d)	22,944,598	26,170,631
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class C, 1 mo. USD LIBOR + 3.03%, 3.18%, 11/15/31 (a),(b)	207,127	200,303
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class D, 3.94%, 08/15/49 (a),(b)	3,859,000	2,995,439
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class D, 3.60%, 08/15/49 (a),(b),(c)	1,413,000	996,682

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class D, 3.56%, 12/15/49 (a),(b),(c)	$4,056,000	$2,882,706
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class D, 3.85%, 05/15/48 (b),(c)	2,838,000	2,043,073
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class D, 3.91%, 07/15/48 (b),(c),(d)	9,651,000	7,571,222
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class D, 4.27%, 08/15/48 (b)	602,000	494,479
Series 2015-C31, Class E, 4.77%, 08/15/48 (a),(b),(c)	4,934,000	3,285,511
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class D, 4.30%, 11/15/48 (b)	2,250,000	1,592,180
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C33, Class F, 4.77%, 12/15/48 (a),(b),(d)	4,285,000	2,887,356
Series 2015-C33, Class G, 4.77%, 12/15/48 (a),(b),(d)	7,618,000	4,396,972
Series 2015-C33, Class NR, 4.77%, 12/15/48 (a),(b),(d)	11,426,606	4,074,666
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class E, 4.89%, 03/15/49 (a),(b),(c)	3,138,000	2,154,713
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class J, 6.44%, 08/15/36 (a),(b),(d)	163,739	161,738
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class F, 5.66%, 03/15/39 (b),(d)	360,969	356,589
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (c)	5,129,704	2,772,887
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50 (a),(b),(c),(d)	3,379,000	3,180,979
Magnolia Finance XI DAC,
Series 2018-2MGN, Class A, 3 mo. EURIBOR + 3.25%, 3.25%, 02/16/23 (b),(c),(e),(i)	€8,060,725	9,310,627
Series 2018-2MGN, Class B, 3 mo. EURIBOR + 4.75%, 4.75%, 02/16/23 (b),(e),(i)	8,707,345	9,904,352
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AJ, 5.76%, 06/12/50 (b),(d)	$560,726	475,066
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AJFL, 5.45%, 08/12/48 (a),(b),(d)	1,858,318	1,039,990
ML-CFC Commercial Mortgage Trust, Series 2007-5 SEQ, Class AJ, 5.45%, 08/12/48 (b),(d)	2,109,457	1,180,538
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 5.07%, 04/15/47 (a),(b),(c)	4,000,000	3,020,332
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class D, 3.07%, 02/15/48 (a),(d)	128,000	107,655
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.37%, 04/15/48 (a),(b),(c),(d)	5,586,000	3,859,005
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class D, 3.00%, 11/15/49 (a),(b)	856,000	518,864
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class D, 2.70%, 11/15/52 (a),(c)	688,000	504,590
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class F, 5.92%, 07/12/44 (b),(d)	3,483,228	2,963,149
Morgan Stanley Capital I Trust, Series 2006-T23, Class E, 6.37%, 08/12/41 (a),(b),(d)	1,328,000	1,257,289
Morgan Stanley Capital I Trust, Series 2016-UB11, Class D, 3.50%, 08/15/49 (a),(b),(c)	2,077,000	1,632,636
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class WAN1, 1 mo. USD LIBOR + 2.75%, 2.91%, 06/15/35 (a),(b),(d)	311,000	278,957
Series 2018-FL1, Class WAN2, 1 mo. USD LIBOR + 3.75%, 3.91%, 06/15/35 (a),(b),(d)	750,000	650,663
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA, Class D, 1 mo. USD LIBOR + 2.05%, 2.20%, 02/15/33 (a),(b),(d)	108,000	93,045
Series 2018-RIVA, Class E, 1 mo. USD LIBOR + 2.74%, 2.89%, 02/15/33 (a),(b),(c)	2,619,000	2,155,404
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE, Class D, 1 mo. USD LIBOR + 2.75%, 2.90%, 07/15/36 (a),(b),(d)	108,000	103,122
Series 2019-MILE, Class E, 1 mo. USD LIBOR + 3.50%, 3.65%, 07/15/36 (a),(b),(d)	110,000	103,324
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 2.84%, 04/15/32 (a),(b)	491,000	414,125
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (a),(d)	347,000	299,254
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (a),(d)	100,000	88,416
Series 2019-RK1, Class DD, 3.50%, 04/15/38 (a),(d)	487,000	423,898
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (a),(b),(c)	1,687,000	1,601,905
Series 2019-6, Class D, 4.93%, 10/25/52 (a),(b),(d)	226,000	189,577
Series RR Trust, Series 2015-1, Class B, 0.00%, 04/26/48 (a),(d)	1,199,000	924,830
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class D, 5.00%, 10/10/48 (a),(b),(d)	1,866,000	1,358,282

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 3.00%, 3.15%, 01/15/35 (a),(b),(c)	$1,692,000	$1,653,184
Taurus,
Series 2018-IT1, Class D, 3 mo. EURIBOR + 3.35%, 3.35%, 05/18/30 (b),(c),(i)	€1,473,158	1,601,333
Series 2018-IT1, Class E, 3 mo. EURIBOR + 4.50%, 4.50%, 05/18/30 (b),(c),(i)	1,473,158	1,575,465
UBS Commercial Mortgage Trust, Series 2018-C11, Class D, 3.00%, 06/15/51 (a),(b),(c)	$2,492,000	1,814,443
Velocity Commercial Capital Loan Trust,
Series 2019-2, Class M5, 4.93%, 07/25/49 (a),(b),(d)	220,250	195,114
Series 2019-2, Class M6, 6.30%, 07/25/49 (a),(b),(d)	409,611	340,054
VNDO Mortgage Trust, Series 2016-350P, Class E, 4.03%, 01/10/35 (a),(b),(c)	4,939,000	4,701,081
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, 3.96%, 12/15/47 (a),(b),(d)	299,000	252,251
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class D, 3.59%, 02/15/48 (a)	1,453,000	1,034,772
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class D, 4.36%, 06/15/48 (b),(c),(d)	4,204,000	3,221,558
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class E, 2.63%, 04/15/50 (a),(c)	1,106,000	669,349
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class D, 3.21%, 10/15/49 (a),(c),(d)	6,075,000	4,750,641
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class D, 3.26%, 12/15/59 (a),(c)	5,964,000	4,573,579
Wells Fargo Commercial Mortgage Trust,
Series 2019-JWDR, Class E, 3.99%, 09/15/31 (a),(b),(c)	902,000	774,879
Series 2019-JWDR, Class F, 4.71%, 09/15/31 (a),(b),(c)	1,045,000	876,933
Series 2019-JWDR, Class G, 5.56%, 09/15/31 (a),(b),(d)	943,000	734,200
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class D, 4.85%, 12/15/46 (a),(b),(c)	2,106,000	1,426,082
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class D, 4.23%, 03/15/47 (a),(d)	362,000	319,697
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class C, 3.91%, 09/15/57 (b),(d)	1,561,000	1,462,070
Series 2014-C22, Class D, 4.05%, 09/15/57 (a),(b),(c)	3,759,000	2,710,146

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $470,949,192)		432,384,939

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 10.8%
Angel Oak Mortgage Trust, Series 2019-5 SEQ, Class B1, 3.96%, 10/25/49 (a),(b),(d)	100,000	95,101
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B2, 6.29%, 03/25/49 (a),(b),(d)	113,000	113,427
Deephave Residential Mortgage Trust, Series 2019-2A, Class B2, 5.79%, 04/25/59 (a),(b),(d)	2,947,000	2,793,916
Deephaven Residential Mortgage Trust,
Series 2019-3A, Class B1, 4.26%, 07/25/59 (a),(b),(d)	301,000	290,955
Series 2019-3A, Class B2, 5.66%, 07/25/59 (a),(b),(d)	422,000	409,649
Ellington Financial Mortgage Trust, Series 2019-2, Class B1, 4.07%, 11/25/59 (a),(b),(d)	165,000	157,007
European Residential Loan Securitisation,
Series 2019-PL1, Class D, 1 mo. EURIBOR + 1.50%, 0.97%, 03/24/63 (b),(e)	€1,856,000	2,104,907
Series 2019-PL1, Class E, 1 mo. EURIBOR + 2.50%, 1.97%, 03/24/63 (b),(e)	1,856,000	2,048,635
Series 2019-PL1, Class F, 1 mo. EURIBOR + 3.50%, 2.97%, 03/24/63 (b),(e)	2,474,000	2,697,513
Federal Home Loan Mortgage Corp., Series 2017-HRP1, Class B1, 1 mo. USD LIBOR + 4.60%, 4.75%, 12/25/42 (b),(d)	$1,696,000	1,520,545
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M2B, 3.81%, 05/25/48 (a),(b),(d)	3,823,000	3,692,995
Federal Home Loan Mortgage Corp., Series 2019-HRP1, Class B1, 1 mo. USD LIBOR + 4.05%, 4.20%, 02/25/49 (a),(b),(d)	4,474,000	3,827,704
GCAT Trust, Series 2019-NQM2, Class B1, 4.01%, 09/25/59 (a),(b),(d)	100,000	95,780
Homeward Opportunities Fund, Series 2019-1, Class B1, 4.80%, 01/25/59 (a),(b),(c)	2,256,000	2,224,059
JEPSON,
Series 2019-1, Class D, 0.97%, 11/24/57 (b),(e)	€2,340,000	2,631,559
Series 2019-1, Class E, 0.97%, 11/24/57 (b),(e)	1,515,000	1,657,084
LHOME Mortgage Trust, Series 2019-RTL1, Class M, 6.90%, 10/25/23 (a),(d)	$1,484,000	1,340,029
LHOME Mortgage Trust, Series 2019-RTL2, Class M, 6.05%, 03/25/24 (a),(d)	500,000	435,633
LHOME Mortgage Trust, Series 2019-RTL2 SEQ, Class A2, 4.34%, 03/25/24 (a),(b),(d)	674,000	648,217
Mulcair Securities DAC, Series 1 SEQ, Class E, 3 mo. EURIBOR + 1.50%, 1.05%, 04/24/71 (b),(e)	€802,000	913,787
New Residential Mortgage LLC,
Series 2018-FNT2, Class E, 5.12%, 07/25/54 (a),(c)	$2,567,702	2,450,440

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value
Series 2018-FNT2, Class F, 5.95%, 07/25/54 (a),(d)	$3,347,471	$3,144,024
New Residential Mortgage Loan, Series 2019-NQM2 SEQ, Class B1, 5.21%, 04/25/49 (a),(b),(d)	647,000	638,460
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class M, 4.75%, 11/25/57 (d)	5,459,000	5,296,924
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.75%, 08/25/58 (a),(b),(d)	1,438,000	1,387,156
Seasoned Credit Risk Transfer Trust Series, Series 2019-4, Class M, 4.50%, 02/25/59 (a),(b),(d)	3,057,000	2,987,319
SG Residential Mortgage Trust, Series 2019-3 SEQ, Class B1, 4.08%, 09/25/59 (a),(b),(d)	100,000	95,855
Spruce Hill Mortgage Loan Trust, Series 2018-SH1, Class B1, 4.99%, 04/29/49 (a),(b),(c)	1,972,000	1,935,845
STACR Trust, Series 2018-HRP1, Class B1, 1 mo. USD LIBOR + 3.75%, 3.90%, 04/25/43 (a),(b),(d)	1,895,000	1,776,011
STACR Trust, Series 2018-HRP2, Class B1, 1 mo. USD LIBOR + 4.20%, 4.35%, 02/25/47 (a),(b),(d)	3,307,000	2,905,180
Trinidad Mortgage Securities PLC,
Series 2018-1, Class C, 3 mo. GBP LIBOR + 1.60%, 1.68%, 01/24/59 (b),(e)	£ 2,113,299	2,667,157
Series 2018-1, Class D, 2.08%, 01/24/59 (b)	2,651,295	3,339,787
Series 2018-1, Class E, 3 mo. GBP LIBOR + 2.65%, 2.73%, 01/24/59 (b),(e)	2,082,710	2,625,298
Verus Securitization Trust, Series 2019-1, Class B1, 5.31%, 02/25/59 (a),(b),(c)	$1,980,000	1,941,874
Verus Securitization Trust, Series 2019-4, Class B1, 3.86%, 11/25/59 (a),(b),(d)	100,000	96,328
Verus Securitization Trust, Series 2019-INV1 SEQ, Class B1, 4.99%, 12/25/59 (a),(d)	275,000	267,690
Verus Securitization Trust, Series 2019-INV2, Class B1, 4.45%, 07/25/59 (a),(b),(d)	288,000	274,367

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (COST $66,196,510)		63,528,217

INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.7%
California Housing Finance, Rev., Series 2019 X, (SER X),, 0.29%, 01/15/35 (b),(d),(f)	7,156,790	163,007
CFK Trust, Series 2020-MF2, Class X, 1.24%, 03/15/39 (a),(b),(c),(f)	32,092,000	1,436,512
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class XD, 1.33%, 12/15/72 (a),(b),(d),(f)	4,905,000	438,767
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class XD, 0.74%, 11/10/52 (a),(b),(d),(f)	4,867,000	234,689
Commercial Mortgage Trust, Series 2010-C1, Class XWA, 1.84%, 07/10/46 (a),(b),(d),(f)	0	0
CoreVest American Finance Trust, Series 2019-2, Class XA, 2.56%, 06/15/52 (a),(b),(d),(f)	4,426,608	420,803
CoreVest American Finance Trust, Series 2019-3, Class XA, 2.19%, 10/15/52 (a),(b),(c),(f)	15,560,745	1,169,683
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class XA, 0.90%, 08/15/48 (b),(d),(f)	25,396,412	629,120
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESX, 0.20%, 10/15/32 (a),(b),(d),(f)	92,814,500	201,732
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class XD, 1.58%, 12/15/52 (a),(b),(d),(f),(i)	3,645,000	388,108
DC Office Trust, Series 2019-MTC, Class X, 0.21%, 09/15/45 (a),(b),(d),(f)	45,296,000	503,533
Federal Home Loan Mortgage Corp., Series K-1514, Class X3, 2.86%, 10/25/34 (b),(f)	11,279,000	2,913,221
Federal Home Loan Mortgage Corp., Series K049, Class X3, 1.60%, 10/25/43 (b),(d),(f)	831,000	54,484
Federal Home Loan Mortgage Corp., Series K062, Class X3, 2.14%, 01/25/45 (b),(f)	47,462,053	5,254,685
Federal Home Loan Mortgage Corp., Series K077, Class X3, 2.30%, 05/25/28 (b),(f)	18,666,809	2,611,054
Federal Home Loan Mortgage Corp., Series K083, Class X3, 2.37%, 10/25/28 (b),(f)	26,880,916	3,978,652
Federal Home Loan Mortgage Corp., Series K086, Class X3, 2.38%, 11/25/46 (b),(d),(f)	6,271,000	942,745
Federal Home Loan Mortgage Corp., Series K089, Class X3, 2.37%, 01/25/46 (b),(d),(f)	6,715,000	1,059,464
Federal Home Loan Mortgage Corp., Series K095, Class X3, 2.17%, 08/25/47 (b),(d),(f)	4,356,000	646,376
Federal Home Loan Mortgage Corp., Series K102, Class X3, 1.96%, 12/25/46 (b),(d),(f)	18,056,000	2,530,615
Federal Home Loan Mortgage Corp., Series K105, Class X3, 2.04%, 06/25/30 (b),(d),(f)	13,835,000	2,046,614
Federal Home Loan Mortgage Corp.,
Series K157, Class X1, 0.16%, 08/25/33 (b),(f)	432,860,361	2,648,456
Series K157, Class X3, 3.34%, 09/25/33 (b),(f)	9,502,000	2,718,678
Federal Home Loan Mortgage Corp., Series KG01, Class X3, 3.23%, 05/25/29 (b),(d),(f)	1,961,000	423,751
Federal Home Loan Mortgage Corp., Series KLU1, Class X3, 4.10%, 01/25/31 (b),(d),(f)	14,909,392	2,667,773
Federal Home Loan Mortgage Corp.,
Series KLU2, Class X1, 1.16%, 08/25/29 (b),(f)	45,584,627	3,137,590
Series KLU2, Class X3, 4.10%, 08/25/29 (b),(d),(f)	6,770,488	1,597,595
Federal Home Loan Mortgage Corp., Series KS11, Class XFX, 1.76%, 06/25/29 (b),(d),(f)	9,694,000	1,059,186
Federal Home Loan Mortgage Corp., Series KW01, Class X3, 4.20%, 03/25/29 (b),(f)	9,077,000	1,598,876
Federal Home Loan Mortgage Corp., Series KW08, Class X3, 3.29%, 10/25/31 (b),(d),(f)	6,658,000	1,386,488

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value
Federal Home Loan Mortgage Corp., Series KW09, Class X3, 3.11%, 06/25/29 (b),(d),(f)		$2,231,000	$456,787
Federal Home Loan Mortgage Corp., Series KW10, Class X3, 2.81%, 10/25/32 (b),(d),(f)		2,765,000	522,743
GS Mortgage Securities Corp. II, Series 2017-SLP, Class XB, 0.61%, 10/10/32 (a),(b),(d),(f)		35,804,000	302,164
GS Mortgage Securities Corp. Trust, Series 2014-GC20, Class XA, 1.22%, 04/10/47 (b),(d),(f)		5,069,179	122,497
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class XCP, 0.00%, 01/15/25 (a),(b),(d),(f)		92,471,000	1,221
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.93%, 12/15/36 (a),(b),(d),(f)		19,594,000	37,748
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.30%, 07/10/52 (a),(b),(d),(f)		1,000,000	87,174
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.56%, 11/13/52 (a),(b),(d),(f)		4,171,000	431,713
MFT Trust, Series 2020-ABC, Class XA, 0.12%, 02/06/30 (a),(b),(d),(f)		30,082,000	408,950
Real Estate Asset Liquidity Trust, Series 2019-1A, Class X, 1.47%, 06/12/54 (b),(f)	C$	79,048,249	4,111,367

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $51,379,093)			51,344,621

COLLATERALIZED DEBT OBLIGATIONS — 0.6%
Nomura CRE CDO Ltd.,
Series 2007-2A, Class D, 3 mo. USD LIBOR + .45%, 2.60%, 05/21/42 (a),(b),(d)		$6,260,114	3,246,047
Series 2007-2A, Class E, 3 mo. USD LIBOR + .50%, 2.65%, 05/21/42 (a),(b),(d),(g)		5,892,169	13,906
Series 2007-2A, Class F, 3 mo. USD LIBOR + .60%, 2.75%, 05/21/42 (a),(b),(d),(g)		8,047,732	18,993

TOTAL COLLATERALIZED DEBT OBLIGATIONS (COST $4,411,977)			3,278,946

BANK LOAN — 4.2%
Bulldog Purchaser, Inc., 2018 Term Loan, 1 mo. LIBOR + 3.75%, 3.90%, 09/05/25 (b)		7,305,916	6,300,603
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 4.26%, 03/29/24 (b)		25,087,295	18,207,292
Marriott Ownership Resorts, Inc., 2019 Term Loan B, 1 mo. LIBOR + 1.75%, 1.90%, 08/29/25 (b)		114,149	109,066

TOTAL BANK LOAN (COST $30,977,654)			24,616,961

HIGH YIELD BONDS & NOTES — 2.6%
CPUK Finance Ltd., 4.25%, 02/28/47 (a)		139,063	177,421
Diamond Resorts International, Inc., 7.75%, 09/01/23 (a),(c),(d)		10,618,000	10,203,072
ESH Hospitality, Inc., 4.63%, 10/01/27 (a),(d)		164,000	160,781
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/24 (c)		4,714,000	4,858,366
Marriott Ownership Resorts, Inc., 4.75%, 01/15/28		212,000	199,678

TOTAL HIGH YIELD BONDS & NOTES (COST $15,988,640)			15,599,318

CONVERTIBLE BONDS — 0.3%
RWT Holdings, Inc., 5.75%, 10/01/25 (a),(d)		2,012,000	1,763,891
TOTAL CONVERTIBLE BONDS (COST $2,012,000)			1,763,891

TOTAL LONG-TERM INVESTMENTS (COST $641,915,066)			592,516,893

TOTAL INVESTMENTS IN SECURITIES — 100.6% (COST $641,915,066)			592,516,893

SECURITIES SOLD SHORT — (0.8)%
FOREIGN GOVERNMENT OBLIGATIONS — (0.8)%
Canadian Government Bond, 1.00%, 09/01/22	C$	6,332,000	(4,811,087)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $4,704,478)			(4,811,087)

Other Assets and Liabilities (h) — 0.2%			1,331,860

Net Assets — 100.0%			$589,037,666

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Footnote Legend:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration. At June 30, 2020, the total value of Rule 144A securities was $383,079,869, representing 65.03% of the Fund’s net assets. Commercial Mortgage-Backed Securities and Residential Mortgage-Backed Securities are typically sold in Rule 144A offerings.

(b)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of September 30, 2020.

(c)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(d)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(e)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(h)	Assets, other than investments in securities, less liabilities other than securities sold short.
(i)	Security is a mortgage-backed securities (“MBS”) collateralized by properties owned by investment vehicles that are advised by an affiliate of the Investment Manager.

Reverse Repurchase Agreements Outstanding at September 30, 2020

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Deutsche Bank AG	1.17%	07/13/20	10/13/20	$661,000	$662,713
Deutsche Bank AG	1.17%	07/13/20	10/13/20	1,014,000	1,016,628
Deutsche Bank AG	1.17%	07/13/20	10/13/20	869,000	871,252
Deutsche Bank AG	1.17%	07/13/20	10/13/20	1,511,000	1,514,916
Deutsche Bank AG	1.17%	07/13/20	10/13/20	410,000	411,063
Deutsche Bank AG	1.17%	07/13/20	10/13/20	658,000	659,705
Deutsche Bank AG	1.17%	07/13/20	10/13/20	4,243,000	4,253,997
Deutsche Bank AG	1.17%	07/13/20	10/13/20	606,000	607,571
Deutsche Bank AG	1.27%	07/13/20	10/13/20	2,459,000	2,465,919
Deutsche Bank AG	1.27%	07/13/20	10/13/20	719,000	721,023
Deutsche Bank AG	1.27%	07/13/20	10/13/20	4,074,000	4,085,464
Deutsche Bank AG	1.27%	07/13/20	10/13/20	690,000	691,942
Deutsche Bank AG	1.27%	07/13/20	10/13/20	1,913,000	1,918,383
Deutsche Bank AG	1.27%	07/13/20	10/13/20	703,000	704,978
Deutsche Bank AG	1.27%	07/13/20	10/13/20	653,000	654,837
Deutsche Bank AG	1.27%	07/13/20	10/13/20	2,949,000	2,957,298
Deutsche Bank AG	1.27%	07/13/20	10/13/20	1,230,000	1,233,461
Morgan Stanley Bank, N.A.	1.74%	08/07/20	11/06/20	2,426,000	2,432,457
Morgan Stanley Bank, N.A.	1.74%	08/07/20	11/06/20	1,582,000	1,586,210
Morgan Stanley Bank, N.A.	1.74%	08/07/20	11/06/20	1,080,000	1,082,874
Morgan Stanley Bank, N.A.	1.74%	08/07/20	11/06/20	1,430,000	1,433,806
Morgan Stanley Bank, N.A.	1.89%	08/07/20	11/06/20	4,241,000	4,253,259
Morgan Stanley Bank, N.A.	2.17%	09/29/20	01/07/21	1,473,000	1,473,177
Morgan Stanley Bank, N.A.	2.17%	09/29/20	01/07/21	1,320,000	1,320,159
Morgan Stanley Bank, N.A.	2.17%	09/29/20	01/07/21	1,122,000	1,122,135
Morgan Stanley Bank, N.A.	2.17%	09/29/20	01/07/21	1,094,000	1,094,132
Morgan Stanley Bank, N.A.	2.17%	09/29/20	01/07/21	1,100,000	1,100,132
Morgan Stanley Bank, N.A.	2.17%	09/29/20	01/07/21	954,000	954,115
Morgan Stanley Bank, N.A.	2.17%	09/29/20	01/07/21	1,033,000	1,033,124
Morgan Stanley Bank, N.A.	2.17%	09/29/20	01/07/21	968,000	968,117
Morgan Stanley Bank, N.A.	2.17%	09/29/20	01/07/21	860,000	860,104

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Morgan Stanley Bank, N.A.	2.22%	07/13/20	10/13/20	$2,237,000	$2,248,017
RBC (Barbados) Trading Bank Corporation	1.31%	08/14/20	11/13/20	3,613,000	3,619,334
RBC (Barbados) Trading Bank Corporation	1.50%	09/15/20	12/01/20	1,018,000	1,018,679
RBC (Barbados) Trading Bank Corporation	1.75%	08/04/20	11/04/20	1,588,000	1,592,474
RBC (Barbados) Trading Bank Corporation	1.76%	09/04/20	10/30/20	1,309,000	1,310,728
RBC (Barbados) Trading Bank Corporation	1.76%	07/31/20	10/30/20	5,101,000	5,116,467
RBC (Barbados) Trading Bank Corporation	2.21%	07/31/20	10/30/20	2,768,000	2,778,538
RBC (Barbados) Trading Bank Corporation	2.21%	07/31/20	10/30/20	1,067,000	1,071,062
RBC (Barbados) Trading Bank Corporation	2.21%	07/31/20	10/30/20	2,075,000	2,082,900
RBC (Barbados) Trading Bank Corporation	2.21%	07/31/20	10/30/20	1,267,000	1,271,824
RBC (Barbados) Trading Bank Corporation	2.21%	07/31/20	10/30/20	1,444,000	1,449,498
RBC (Barbados) Trading Bank Corporation	2.26%	07/31/20	10/30/20	844,000	847,286
RBC (Barbados) Trading Bank Corporation	2.26%	07/31/20	10/30/20	1,135,000	1,139,419
RBC (Barbados) Trading Bank Corporation	2.26%	07/31/20	10/30/20	674,000	676,624
RBC (Barbados) Trading Bank Corporation	2.26%	07/31/20	10/30/20	700,000	702,725
RBC (Barbados) Trading Bank Corporation	2.26%	07/31/20	10/30/20	704,000	706,741
RBC (Barbados) Trading Bank Corporation	2.26%	07/31/20	10/30/20	4,451,000	4,468,329
RBC (Barbados) Trading Bank Corporation	2.26%	07/31/20	10/30/20	418,000	419,627
RBC (Barbados) Trading Bank Corporation	2.26%	07/31/20	10/30/20	3,121,000	3,133,151
RBC (Barbados) Trading Bank Corporation	2.26%	07/31/20	10/30/20	2,112,000	2,120,223
RBC (Barbados) Trading Bank Corporation	2.26%	07/31/20	10/30/20	663,000	665,581
RBC (Barbados) Trading Bank Corporation	2.26%	07/31/20	10/30/20	2,020,000	2,027,864
RBC (Barbados) Trading Bank Corporation	2.26%	07/31/20	10/30/20	2,827,000	2,838,006
RBC (Barbados) Trading Bank Corporation	2.26%	07/31/20	10/30/20	2,231,000	2,239,686
RBC (Barbados) Trading Bank Corporation	2.26%	07/31/20	10/30/20	1,913,000	1,920,448
RBC (Barbados) Trading Bank Corporation	2.26%	07/31/20	10/30/20	1,115,000	1,119,341
RBC (Barbados) Trading Bank Corporation	2.26%	07/31/20	10/30/20	4,655,000	4,673,123
Royal Bank of Canada (London)	0.87%	11/04/19	11/04/20	1,290,033	1,299,974
Royal Bank of Canada (London)	1.02%	11/04/19	11/04/20	1,231,394	1,242,512
Royal Bank of Canada (London)	1.52%	08/11/20	11/12/20	5,890,903	5,903,692
Royal Bank of Canada (London)	1.80%	06/08/20	12/08/20	1,355,216	1,362,940
Royal Bank of Canada (London)	2.05%	06/08/20	12/08/20	5,194,908	5,228,619
Royal Bank of Canada (NY)	2.12%	07/13/20	10/13/20	1,244,000	1,249,850
Royal Bank of Canada (NY)	2.27%	08/18/20	11/18/20	4,751,000	4,764,184
Royal Bank of Canada (NY)	2.37%	09/29/20	12/29/20	1,750,000	1,750,230
Societe Generale Americas	1.14%	09/16/20	12/16/20	4,925,000	4,927,334
Societe Generale Americas	1.14%	09/16/20	12/16/20	2,557,000	2,558,212
Societe Generale Americas	1.14%	09/16/20	12/16/20	3,101,000	3,102,469
Societe Generale Americas	1.14%	08/07/20	11/06/20	3,939,000	3,945,872
Societe Generale Americas	1.14%	08/07/20	11/06/20	6,612,000	6,623,537
Societe Generale Americas	1.15%	08/20/20	11/20/20	540,000	540,726
Societe Generale Americas	1.16%	08/14/20	11/13/20	2,519,000	2,522,912
Societe Generale Americas	1.17%	07/09/20	10/09/20	5,011,000	5,024,661

Total Reverse Repurchase Agreements Outstanding				$151,026,454	$151,450,370

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2020

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,497,713	EUR	11,384,000	Citibank, N.A.	11/16/20	$135,863
USD	2,178,036	GBP	1,665,000	Citibank, N.A.	11/20/20	25,030
USD	352,447	GBP	267,000	Citibank, N.A.	03/01/21	6,907
GBP	128,000	USD	164,800	Citibank, N.A.	03/01/21	519
USD	4,234,041	EUR	3,612,000	Citibank, N.A.	12/23/20	(10,016)
USD	451,051	EUR	412,000	Citibank, N.A.	11/05/20	(32,435)
USD	2,668,035	EUR	2,354,000	Citibank, N.A.	12/08/20	(96,499)
USD	5,665,229	EUR	5,012,000	Citibank, N.A.	12/29/20	(224,993)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,443,000	USD	1,705,801	Citibank, N.A.	10/26/20	$(12,688)
USD	9,322,710	GBP	7,343,000	Citibank, N.A.	10/26/20	(171,756)
USD	2,569,652	EUR	2,220,000	Citibank, N.A.	10/26/20	(35,136)

Total Forward Foreign Currency Exchange Contracts Outstanding						$(415,204)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2020

Reference Obligation	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Citigroup Global Markets, Inc.	593,000 USD	$166,752	$15,418	$151,334
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Citigroup Global Markets, Inc.	1,039,000 USD	292,167	29,101	263,066
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Citigroup Global Markets, Inc.	2,083,000 USD	585,740	57,454	528,286
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Morgan Stanley Capital Services LLC	56,000 USD	15,747	11,500	4,247
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	800,000 USD	210,160	40,650	169,510
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	8,000 USD	2,102	33	2,069
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	298,000 USD	78,285	1,454	76,831
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	395,000 USD	103,766	1,431	102,335
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	60,000 USD	15,762	278	15,484
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	723,000 USD	189,932	29,152	160,780
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	801,000 USD	210,423	45,965	164,458
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	22,000 USD	5,386	4,867	519
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	22,000 USD	5,386	6,554	(1,168)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	22,000 USD	5,386	5,779	(393)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	22,000 USD	5,386	5,304	82
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	87,000 USD	21,298	16,773	4,525
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	22,000 USD	5,386	4,009	1,377
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	22,000 USD	5,386	4,111	1,275
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	22,000 USD	5,386	3,697	1,689
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	22,000 USD	5,386	5,547	(161)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Citigroup Global Markets, Inc.	22,000 USD	5,386	4,622	764
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	J.P. Morgan Securities LLC	2,234,000 USD	546,883	462,385	84,498
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Merrill Lynch Capital Services, Inc.	450,000 USD	110,160	13,337	96,823
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	21,000 USD	5,141	6,225	(1,084)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Reference Obligation	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	3,891,000 USD	$952,517	$840,935	$111,582
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	10,526	15,154	(4,628)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	10,526	14,748	(4,222)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	10,526	14,715	(4,189)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	10,526	15,154	(4,628)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	10,526	14,312	(3,786)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	10,526	12,083	(1,557)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	10,526	11,436	(910)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	10,526	13,670	(3,144)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	10,526	12,293	(1,767)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	10,526	13,219	(2,693)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	10,526	13,073	(2,547)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	21,000 USD	5,141	5,958	(817)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	21,000 USD	5,141	5,828	(687)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	43,000 USD	10,526	10,887	(361)
CMBX.NA.BBB-.11	(3.00)%	1M	11/18/2054	Citigroup Global Markets, Inc.	29,000 USD	6,548	2,607	3,941
CMBX.NA.BBB-.11	(3.00)%	1M	11/18/2054	Credit Suisse International	298,000 USD	67,288	28,626	38,662

Total OTC Credit Default Swaps on Index (Buy Protection)						$3,765,739	$1,820,344	$1,945,395

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2020

Reference Obligation	Rating(a)	(Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(b)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.10	A	2.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	401,000 USD	$(32,708)	$(6,396)	$(26,312)
CMBX.NA.A.10	A	2.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	401,000 USD	(32,708)	(7,003)	(25,705)
CMBX.NA.A.10	A	2.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	401,000 USD	(32,708)	(6,153)	(26,555)
CMBX.NA.A.10	A	2.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	802,000 USD	(65,417)	(12,549)	(52,868)
CMBX.NA.A.10	A	2.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	802,000 USD	(65,416)	(12,549)	(52,867)
CMBX.NA.AA.1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	408,671 USD	(36,723)	(51,087)	14,364
CMBX.NA.AA.1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	5,734,897 USD	(515,328)	(910,455)	395,127
CMBX.NA.AA.4	AA	1.65%	1M	2/18/2051	Goldman Sachs International	104,196 USD	(31,814)	(35,769)	3,955

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Reference Obligation	Rating(a)	(Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(b)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AA.4	AA	1.65%	1M	2/21/2051	Goldman Sachs International	2,135,151 USD	$(651,915)	$(821,581)	$169,666
CMBX.NA.BBB-.8	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	345,000 USD	(97,014)	(8,994)	(88,020)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	426,000 USD	(119,791)	(33,890)	(85,901)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	852,000 USD	(239,582)	(67,580)	(172,002)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	31,000 USD	(8,717)	(2,676)	(6,041)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	857,000 USD	(240,988)	(56,273)	(184,715)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	528,000 USD	(148,474)	(37,832)	(110,642)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	338,000 USD	(95,046)	(32,433)	(62,613)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	185,000 USD	(52,022)	(16,486)	(35,536)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	446,000 USD	(125,415)	(38,704)	(86,711)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	806,000 USD	(226,647)	(65,086)	(161,561)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	507,000 USD	(142,568)	(40,803)	(101,765)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	264,000 USD	(74,237)	(22,460)	(51,777)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	168,000 USD	(47,242)	(14,618)	(32,624)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	300,000 USD	(84,360)	(26,334)	(58,026)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	300,000 USD	(84,360)	(26,876)	(57,484)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	178,000 USD	(50,054)	(13,385)	(36,669)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	96,000 USD	(26,995)	(6,578)	(20,417)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	104,000 USD	(29,245)	(6,492)	(22,753)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	479,000 USD	(134,695)	(28,154)	(106,541)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	359,000 USD	(100,951)	(9,060)	(91,891)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	220,000 USD	(61,864)	(9,783)	(52,081)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	142,000 USD	(39,930)	(5,807)	(34,123)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	183,000 USD	(51,460)	(19,247)	(32,213)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	358,000 USD	(100,670)	(15,869)	(84,801)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	358,000 USD	(100,670)	(16,302)	(84,368)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,304,000 USD	(366,685)	(203,631)	(163,054)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Reference Obligation	Rating(a)	(Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(b)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	960,000 USD	$(269,952)	$(144,973)	$(124,979)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,552,000 USD	(436,422)	(184,932)	(251,490)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	796,000 USD	(223,835)	(81,271)	(142,564)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	941,000 USD	(264,609)	(87,161)	(177,448)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,881,000 USD	(528,937)	(166,813)	(362,124)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	2,262,000 USD	(636,074)	(168,344)	(467,730)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,865,000 USD	(524,438)	(122,773)	(401,665)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	220,000 USD	(61,864)	(33,053)	(28,811)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	228,000 USD	(59,896)	(18,041)	(41,855)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	1,611,000 USD	(423,210)	(112,733)	(310,477)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	72,000 USD	(18,914)	(5,643)	(13,271)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	223,000 USD	(58,582)	(16,809)	(41,773)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	240,000 USD	(63,048)	(19,561)	(43,487)
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Merrill Lynch Capital Services, Inc.	1,207,000 USD	(317,079)	(86,439)	(230,640)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	1,158,000 USD	(283,478)	(71,404)	(212,074)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	1,226,000 USD	(300,125)	(93,026)	(207,099)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	269,000 USD	(65,851)	(21,966)	(43,885)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	1,077,000 USD	(263,650)	(72,776)	(190,874)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	96,000 USD	(23,501)	(5,127)	(18,374)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	162,000 USD	(39,658)	(8,861)	(30,797)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	604,000 USD	(147,859)	(24,764)	(123,095)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	1,619,000 USD	(396,331)	(97,047)	(299,284)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	2,023,000 USD	(495,230)	(88,672)	(406,558)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

Reference Obligation	Rating(a)	(Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(b)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.11	BBB-	3.00%	1M	11/18/2054	J.P. Morgan Securities LLC	327,000 USD	$(73,837)	$(21,838)	$(51,999)

Total OTC Credit Default Swaps on Index (Sell Protection)							$(10,290,799)	$(4,442,922)	$(5,847,877)

(a)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(b)

The maximum potential amount the Consolidated Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at September 30, 2020

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Kohl’s Corporation	(1.00)%	3M	12/20/2022	Morgan Stanley Capital Services LLC	6,826,000 USD	$162,204	$440,355	$(278,151)
Kohl’s Corporation	(1.00)%	3M	12/22/2022	JPMorgan Chase Bank, N.A.	19,980,000 USD	474,779	1,016,878	(542,099)
Kroger Co.	(1.00)%	3M	12/20/2022	Goldman Sachs International	32,849,000 USD	(630,782)	93,288	(724,070)
Macy’s, Inc.	(1.00)%	3M	12/20/2022	JPMorgan Chase Bank, N.A.	6,577,000 USD	1,212,117	665,418	546,699
Macy’s, Inc.	(1.00)%	3M	12/20/2022	Goldman Sachs International	6,577,000 USD	1,212,117	613,564	598,553
Macy’s, Inc.	(1.00)%	3M	12/20/2022	Morgan Stanley Capital Services LLC	10,239,000 USD	1,887,011	1,181,783	705,228
Target Corporation	(1.00)%	3M	12/20/2022	Goldman Sachs International	17,066,000 USD	(355,127)	(378,017)	22,890

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$3,962,319	$3,633,269	$329,050

OTC Total Return Swaps Outstanding at September 30, 2020

Reference Instrument	Maturity Date	Payment Frequency	Counterparty	Financing Rate	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Alpha Group SARL	01/31/2025	3M	Citibank, N.A.	E + 1.10(a)	1,265,000 EUR	$(197,011)	$—	$(197,011)
Bulldog Purchaser Inc	09/05/2025	3M	Societe Generale	L + 3.75(b)	7,305,915 USD	394,987	—	394,987
Casablanca US Holdings, Inc.	03/29/2024	3M	Citibank, N.A.	L + 1.10(b)	68,250,000 USD	(18,034,550)	—	(18,034,550)
Casablanca US Holdings, Inc.	03/29/2024	3M	Citibank, N.A.	L + 1.10(b)	342,846 USD	(86,309)	—	(86,309)
Casablanca US Holdings, Inc.	03/29/2024	3M	Citibank, N.A.	L + 1.10(b)	698,668 USD	(150,558)	—	(150,558)
Compass III	05/09/2025	6M	Citibank, N.A.	E + 1.10(c)	1,438,000 EUR	(90,496)	—	(90,496)
Diamond Resorts International, Inc.	09/02/2023	1M	Citibank, N.A.	L + 1.10(d)	13,026,602 USD	2,339,382	—	2,339,382

Total OTC Total Return Swaps						$(15,824,555)	$—	$(15,824,555)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2020 (Unaudited)

(a)	E = 3 month EURIBOR
(b)	L = 3 month LIBOR
(c)	E = 6 month EURIBOR
(d)	L = 1 month LIBOR

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2020

Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.66%	3M	06/17/2025	Citibank, N.A.	25,000,000 USD	$(1,692,614)	$—	$(1,692,614)
Receives	Three-Month Libor	1.84%	3M	01/22/2025	Citibank, N.A.	10,000,000 USD	(692,708)	—	(692,708)
Receives	Three-Month Libor	2.35%	3M	11/8/2024	Citibank, N.A.	3,000,000 USD	(280,609)	—	(280,609)
Receives	Three-Month Libor	2.37%	3M	11/1/2024	Citibank, N.A.	4,000,000 USD	(378,121)	—	(378,121)
Receives	Three-Month Libor	2.42%	3M	10/24/2024	Citibank, N.A.	2,000,000 USD	(194,031)	—	(194,031)
Receives	Three-Month Libor	2.58%	3M	08/25/2025	Citibank, N.A.	7,000,000 USD	(785,521)	—	(785,521)
Receives	Three-Month Libor	2.67%	3M	09/13/2028	Citibank, N.A.	5,000,000 USD	(836,198)	—	(836,198)
Receives	Three-Month Libor	2.72%	3M	09/8/2028	Citibank, N.A.	1,000,000 USD	(170,775)	—	(170,775)
Receives	Three-Month Libor	2.72%	3M	08/8/2028	Citibank, N.A.	5,000,000 USD	(858,701)	—	(858,701)
Receives	Three-Month Libor	2.86%	3M	02/24/2023	Citibank, N.A.	15,000,000 USD	(989,127)	—	(989,127)
Receives	Three-Month Libor	3.00%	3M	03/14/2023	Citibank, N.A.	100,000,000 USD	(6,943,862)	—	(6,943,862)
Receives	Three-Month Libor	3.01%	3M	03/14/2025	Citibank, N.A.	105,000,000 USD	(12,785,468)	—	(12,785,468)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(26,607,735)	$—	$(26,607,735)

Abbreviation Legend:
1M	Monthly
3M	Quarterly
6M	Semi-Annually
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over the Counter
Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments

For the Period Ended September 30, 2020 (Unaudited)

1. Organization

Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. The Master Fund has formed a subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd., a wholly-owned subsidiary (the “Subsidiary”), organized in the Cayman Islands, through which the Master Fund mainly invests in securities exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The Master Fund consolidates the Subsidiary in accordance with the consolidation policy discussed in Note 2. The Master Fund and Subsidiary are herein referred to collectively as the “Consolidated Master Fund”.

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and the Feeder Funds supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to the investment management agreements (the “Investment Management Agreements”), has engaged the Investment Manager to manage the Consolidated Master Fund’s and the Feeder Funds’ day-to-day investment activities and operations.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Feeder Funds.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Consolidated Master Fund’s Consolidated Schedule of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The Consolidated Master Fund is an investment company in accordance with Accounting Standards Codifications 946, Financial Services—Investment Companies, which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the Consolidated Schedule of Investments and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the Consolidated Schedule of Investments are reasonable and prudent; however, actual results may differ from these estimates.

Consolidation

The Master Fund is presented as consolidated with the Subsidiary, Accordingly, the Consolidated Schedule of Investments include the assets and liabilities and the results of operations of the Subsidiary listed above. All intercompany balances have been eliminated.

Valuation Policy

The Consolidated Master Fund values its investments in securities, securities sold short, derivative financial instruments and other investments (together, the “investments”) at fair value. Market quotations can be obtained from third party pricing service providers or, if not available from pricing service providers, from broker-dealers. The Board has established procedures for determining the fair value of investments (the “Valuation Procedures”). The Board has delegated to the Investment Manager day-to-day responsibility for implementing the Valuation Procedures. The Investment Manager provides oversight of the valuation and pricing function of the Consolidated Master Fund for all investments. The Investment Manager will use commercially reasonable efforts to obtain two or more reliable quotations for each investment (where such asset type has multiple pre-approved pricing sources), and in connection therewith, will generally value such investments based on the average of the quotations obtained. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined in good faith by the Investment Manager, pursuant to procedures adopted by the Board and such determinations shall be reported to the Board. Due to the inherent uncertainty of these estimates, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations). The Board has delegated to the Investment Manager the responsibility for monitoring significant events that may materially affect the values of the Consolidated Master Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2020 (Unaudited)

COVID-19 and Global Economic and Market Conditions

The ongoing novel coronavirus (“COVID-19”) pandemic and restrictions on non-essential businesses have caused disruption in the U.S. and global economies. Despite significant market rebounds across many asset classes, the continued rapid development of this situation and uncertainty regarding potential economic recovery precludes any prediction as to the ultimate adverse impact of COVID-19 on financial market and economic conditions. The estimates and assumptions underlying these consolidated schedule of investments are based on the information available as of September 30, 2020, including judgments about the financial market and economic conditions which may change over time.

Fair Value of Financial Instruments

Fair value guidance defines fair value, establishes a framework for measuring fair value, and establishes disclosures about fair value measurements. U.S. GAAP defines the fair value as the price that the Consolidated Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation techniques and availability of observable inputs can vary from investment to investment and are affected by a variety of factors including the type of investment and the characteristics specific to the investment and the state of the market place, including the existence and transparency of transactions between market participants. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

•

Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. The Investment Manager, values its investments, in good faith, using valuation techniques applied on a consistent basis. The determination of fair value is based on the best available information in the circumstances and may incorporate the Investment Managers’ own assumptions and involves significant degree of judgment, taking into consideration a combination of internal and external factors. Due to the inherent uncertainty of these estimates, the estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

3. Fair Value Measurement

The following table summarizes the Consolidated Master Fund’s assets and liabilities measured at fair value at September 30, 2020:

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Commercial Mortgage-Backed Securities	$—	$432,384,939	$—	$432,384,939
Residential Mortgage-Backed Securities	—	63,528,217	—	63,528,217
Interest Only Commercial Mortgage-Backed Securities	—	51,344,621	—	51,344,621
Collateralized Debt Obligations	—	3,278,946	—	3,278,946
Bank Loan	—	24,616,961	—	24,616,961
High Yield Bonds & Notes	—	15,599,318	—	15,599,318
Convertible Bonds	—	1,763,891	—	1,763,891
Total Investments in Securities	$—	$592,516,893	$—	$592,516,893
Forward Foreign Currency Exchange Contracts(a)	—	168,319	—	168,319

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Period Ended September 30, 2020 (Unaudited)

Credit Default Swap Contracts	—	8,713,967	—	8,713,967
Total Return Swap Contracts(a)	—	2,734,369	—	2,734,369
Total Assets	$—	$604,133,548	$—	$604,133,548

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Foreign Government Obligations	$—	$4,811,087	$—	$4,811,087
Total Securities Sold Short	$—	$4,811,087	$—	$4,811,087
Reverse Repurchase Agreements	—	151,450,370	—	151,450,370
Forward Foreign Currency Exchange Contracts(a)	—	583,523	—	583,523
Credit Default Swap Contracts	—	11,276,708	—	11,276,708
Total Return Swap Contracts(a)	—	18,558,924	—	18,558,924
Interest Rate Swap Contracts	—	26,607,735	—	26,607,735
Total Liabilities	$—	$213,288,347	$—	$213,288,347

(a)	Represents unrealized appreciation (depreciation).

4. Subsequent Events

After careful consideration and on the recommendation of the Investment Manager, the Board approved the liquidation, dissolution and termination of the Feeder Fund I, Feeder Fund II and the Master Fund (the “Dissolution”). In connection therewith, the Board also approved an amendment to each Fund’s amended and restated declaration of trust to modify the vote required for dissolution (the “Charter Amendment”) and approved a plan and termination. The Charter Amendment and the Dissolution were subject to shareholder approval, which was obtained at a special meeting held on October 15, 2020.

Effective July 13, 2020, the Feeder Funds suspended offers and sales of Shares, terminated its distribution reinvestment plan and does not expect to continue to offer to repurchase a portion of the Shares from shareholders four times each year.

The Investment Manager will waive its management and incentive fees from November 1, 2020 through the remaining life of the Funds. Effective the same date, the Board and the Investment Manager terminated the Expense Limitation and Reimbursement Agreement with Feeder Funds.